NOTE 15 - OUTSTANDING WARRANTS (Details)											1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 18, 2015 USD ($) $ / shares shares	Sep. 09, 2015 USD ($) $ / shares shares	Aug. 28, 2015 USD ($)	Aug. 10, 2015 USD ($) $ / shares shares	Jun. 19, 2015 USD ($) $ / shares shares	Mar. 23, 2015 USD ($) $ / shares shares	Mar. 06, 2015 USD ($) $ / shares shares	Feb. 06, 2015 USD ($) $ / shares shares	Oct. 01, 2014 USD ($) $ / shares shares	Sep. 16, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 29, 2015 USD ($)	May. 11, 2015 USD ($)
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	121,144								4,000			600	4,256,522	245,139
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 3.125								$ 5.00			$ 5.00	$ 20.00
Warrants, Term of Warrants	5 years						4 years		5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 83,673				$ 114,757	$ 0
Debt Instrument, Term			6 years
Debt Instrument, Interest Rate, Stated Percentage			38.00%												40.00%	35.00%
Debt Instrument, Face Amount (in Dollars) | $			$ 200,000												$ 50,000	$ 300,000
Stock Issued During Period, Shares, New Issues												3,000	4,325,854
Proceeds from Issuance or Sale of Equity (in Dollars) | $												$ 15,000	$ 0	$ 40,500
Debt Conversion, Original Debt, Amount (in Dollars) | $													$ 3,570,879
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights													with three-year vesting, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Class of Warrant or Rights, Expired													76,560	9,500
Number of Warrant Holders														2
Class of Warrant or Rights, Exercised														9,200
Proceeds from Warrant Exercises (in Dollars) | $													$ 153,756	$ 44,000
Proceeds from Issuance of Common Stock (in Dollars) | $													0	$ 2,084,115
Warrant, Description														The remaining 2,400 shares of common stock will not be issued for a period of six months from the date of exercise at the request of the two warrant holders
Number of Investors														2
Proceeds from Issuance of Warrants (in Dollars) | $														$ 16,500
Stock Issued During Period, Value, Issued for Services (in Dollars) | $													$ 707,115	$ 60,000
Class of Warrant or Rights Exercisable													4,435,098	312,336
(in Dollars per share) | $ / shares														$ 7.50
Consulting Agreement with Public Relations Services [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted						6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 11.00
Warrants, Term of Warrants						5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $						$ 52,639				$ 17,453
Deferred Compensation Arrangement with Individual, Maximum Contractual Term						12 months				minus 12 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						vest in 12 equal monthly installments commencing June 15, 2015				The warrants vest in tranches of 300 shares per qualifying event, all of which are outlined in the agreement.
Warrants Exercisable at $10.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 10.00
Class of Warrant or Rights, Expired													4,800
Number of Warrant Holders													7
Warrants Exercisable at $5.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														145,167
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 5.00
Warrants, Term of Warrants														5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $														$ 42,231
Number of Consultants														2
Class of Warrant or Rights Exercisable														10,067
Warrants Issued with Private Placement [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	291,634											3
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 3.125
Warrants, Term of Warrants	5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $	$ 84,960
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												200
Warrants Issued for Up-Listing and Over-Allotment [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	3,468,992
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 3.125
Warrants, Term of Warrants	5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $	$ 0
Warrants Issued for Up-Listing [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	3,028,572
Over-Allotment Option [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	440,420
Warrants Issued in Connection with Debt Conversion [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	89,364
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 3.125
Warrants, Term of Warrants	5 years
Debt Instrument, Term	3 years
Debt Instrument, Interest Rate, Stated Percentage	50.00%
Number of Notes Payable	8
Warrants Issued in Connection with Debt Conversion [Member] | Warrants Exercisable at $20.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								1,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 20.00
Warrants, Term of Warrants								4 years
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 65,000
Warrants Issued to Co-Underwriters [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	22,229
Equity Issued for Services [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted		12,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 8.50
Warrants, Term of Warrants		5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $		$ 84,049
Stock Issued During Period, Shares, Issued for Services													32,833
Stock Issued During Period, Value, Issued for Services (in Dollars) | $													$ 707,115
Equity Issued for Services [Member] | Consulting Agreement with Public Relations Services [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted										900
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 5.00
Private Placement [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted				236,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 7.50
Warrants, Term of Warrants				5 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $				$ 214,162
Debt Instrument, Face Amount (in Dollars) | $				$ 1,795,000
Stock Issued During Period, Shares, New Issues													659,573
Debt Conversion, Original Debt, Amount (in Dollars) | $													$ 1,795,000
Private Placement Agent [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted				28,320
Stock and Warrants Issued for Cash [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														87,573
Warrants, Term of Warrants														4 years
Stock Issued During Period, Shares, New Issues														424,862
Proceeds from Issuance or Sale of Equity (in Dollars) | $														$ 2,124,310
Proceeds from Issuance of Common Stock (in Dollars) | $														2,084,115
Payments of Stock Issuance Costs (in Dollars) | $														$ 40,195
Warrant, Description														Normally, the warrant coverage is twenty percent of the number of shares of stock issued. This is true for all of the above warrants issued except for two warrants: one, involving an individual investment for $500,000 made in exchange for 100,000 shares of common stock and warrants to purchase 25,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $10.00 per share and an optional, cashless exercise feature; and two, an individual investment in shares of the Company’s common stock for $120,000 where no warrants were issued.
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $9.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted					68
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 9.50
Warrants, Term of Warrants					4 years
Stock Issued During Period, Shares, New Issues					338
Proceeds from Issuance or Sale of Equity (in Dollars) | $					$ 1,690
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $19.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted							200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 19.00
Warrants, Term of Warrants							4 years
Stock Issued During Period, Shares, New Issues							1,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $							$ 5,000
Per Deposit [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars) | $												$ 5,000
Number of Deposits												3
Stock Issued for Exercise of Warrants [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														6,800
Class of Warrant or Rights, Exercised													16,560
Proceeds from Warrant Exercises (in Dollars) | $											$ 24,000		$ 155,300	$ 68,000
Warrants Issued to Investors [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														3,300
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														660
Stock and Warrants Issued for Services [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									4,000					2,400
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 5.00					$ 5.00
Warrants, Term of Warrants									5 years					4 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 83,673
Stock Issued During Period, Shares, Issued for Services														12,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $														$ 60,000
Accrued Liabilities, Current (in Dollars) | $														31,835
Prepaid Expense, Current (in Dollars) | $														28,165
Stock and Warrants Issued for Services [Member] | Services Performed [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars) | $														31,835
Stock and Warrants Issued for Services [Member] | Services To Be Performed [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars) | $														$ 28,165
Minimum [Member] | Stock and Warrants Issued for Cash [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 5.00
Minimum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 6.50
Maximum [Member] | Stock and Warrants Issued for Cash [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 22.50
Maximum [Member] | Stock Issued for Exercise of Warrants [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 7.50